Recapitalization - Schedule of Number of Shares issued (Details)	10 Months Ended
Dec. 31, 2025 shares
Schedule of Number of Shares issued [Abstract]
CEP Class A common stock, outstanding prior to the Recapitalization	13,839,847
Less: Redemption of CEP Class A common stock	(1,596)
Class A common stock of CEP	13,838,251
CEP Class B common stock, outstanding prior to the Recapitalization
Reverse Recapitalization shares	13,838,251
Cancellation of Class B Common Stock	(10,000)
Shares issued in connection to PIPE subscriptions	27,857,143
Twenty One Capital Inc. Shares	609,705,518
Common Stock immediately after the Recapitalization	651,390,912